SHARE CAPITAL - Dividends Paid And Declared (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Dividends paid	$ 115.3	$ 104.8
Dividends declared in respect of the year	$ 115.3	$ 108.6
Dividend paid (in USD per share)	$ 0.120	$ 0.109
Dividend declared in respect of the year (in USD per share)	$ 0.120	$ 0.113